Quarterly Report
February 28, 2025
MFS®  Growth Allocation Fund
GRO-Q3

Portfolio of Investments
2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 19.9%
MFS Emerging Markets Debt Fund - Class R6	16,449,494	$199,861,348
MFS Emerging Markets Debt Local Currency Fund - Class R6	24,808,389	132,228,712
MFS Global Opportunistic Bond Fund - Class R6	24,301,146	199,269,397
MFS High Income Fund - Class R6	85,223,134	265,043,949
MFS Inflation-Adjusted Bond Fund - Class R6	36,342,467	334,350,698
MFS Total Return Bond Fund - Class R6	17,467,560	167,339,225
		$1,298,093,329
International Stock Funds – 20.4%
MFS Emerging Markets Equity Fund - Class R6	3,647,538	$130,983,082
MFS International Growth Fund - Class R6	4,514,601	199,590,511
MFS International Intrinsic Value Fund - Class R6	5,187,808	200,560,664
MFS International Large Cap Value Fund - Class R6	14,262,112	202,236,749
MFS International New Discovery Fund - Class R6	4,336,434	131,480,674
MFS Research International Fund - Class R6	19,888,690	468,577,540
		$1,333,429,220
Non-Traditional Funds – 8.0%
MFS Commodity Strategy Fund - Class R6	69,924,559	$260,119,359
MFS Global Real Estate Fund - Class R6	15,846,929	260,681,978
		$520,801,337
U.S. Stock Funds – 49.7%
MFS Growth Fund - Class R6	2,888,825	$584,698,203
MFS Mid Cap Growth Fund - Class R6	17,884,786	564,980,392
MFS Mid Cap Value Fund - Class R6	18,005,625	576,720,171
MFS New Discovery Fund - Class R6 (a)	4,037,433	124,635,546
MFS New Discovery Value Fund - Class R6	6,928,748	125,895,351
MFS Research Fund - Class R6	10,272,017	597,728,655
MFS Value Fund - Class R6	13,080,720	671,695,000
		$3,246,353,318
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.38% (v)	131,457,903	$131,471,049
Total Mutual Funds		$6,530,148,253

Other Assets, Less Liabilities – 0.0%		2,157,832
Net Assets – 100.0%		$6,532,306,085
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $6,530,148,253.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service.
The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

Supplemental Information (unaudited) – continued
investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,530,148,253	$—	$—	$6,530,148,253
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$260,264,533	$24,560,449	$30,276,690	$(9,900,968)	$15,472,035	$260,119,359
MFS Emerging Markets Debt Fund	196,491,441	11,660,341	13,043,066	(3,034,172)	7,786,804	199,861,348
MFS Emerging Markets Debt Local Currency Fund	126,637,435	13,063,792	5,019,111	(2,606,761)	153,357	132,228,712
MFS Emerging Markets Equity Fund	129,885,501	8,172,248	17,294,408	(2,606,225)	12,825,966	130,983,082
MFS Global Opportunistic Bond Fund	192,174,290	10,510,460	9,717,607	(2,380,283)	8,682,537	199,269,397
MFS Global Real Estate Fund	255,483,882	18,312,280	17,078,918	1,337,770	2,626,964	260,681,978
MFS Growth Fund	613,829,066	71,091,128	98,125,728	58,408,997	(60,505,260)	584,698,203
MFS High Income Fund	260,316,834	13,237,070	14,447,485	(1,794,777)	7,732,307	265,043,949
MFS Inflation-Adjusted Bond Fund	314,835,948	29,505,842	14,250,184	(3,593,217)	7,852,309	334,350,698
MFS Institutional Money Market Portfolio	141,147,812	114,465,234	124,143,079	(685)	1,767	131,471,049
MFS International Growth Fund	197,928,651	18,904,253	24,946,480	4,598,974	3,105,113	199,590,511
MFS International Intrinsic Value Fund	199,701,572	31,451,749	19,152,841	187,552	(11,627,368)	200,560,664
MFS International Large Cap Value Fund	200,352,106	20,786,212	21,093,487	162,023	2,029,895	202,236,749
MFS International New Discovery Fund	131,105,243	15,715,672	7,857,639	(720,242)	(6,762,360)	131,480,674
MFS Mid Cap Growth Fund	578,329,871	39,507,501	64,100,872	23,025,218	(11,781,326)	564,980,392
MFS Mid Cap Value Fund	597,229,966	58,382,695	59,159,777	34,932,941	(54,665,654)	576,720,171
MFS New Discovery Fund	128,876,894	778,893	9,381,469	(1,194,509)	5,555,737	124,635,546
MFS New Discovery Value Fund	130,884,164	8,906,800	15,136,586	2,625,781	(1,384,808)	125,895,351
MFS Research Fund	607,809,024	57,394,217	72,317,197	12,226,058	(7,383,447)	597,728,655
MFS Research International Fund	465,645,197	30,746,434	30,049,039	2,144,730	90,218	468,577,540
MFS Total Return Bond Fund	150,456,270	22,548,532	10,174,431	(1,661,529)	6,170,383	167,339,225
MFS Value Fund	660,138,515	54,792,361	55,714,235	5,878,457	6,599,902	671,695,000
	$6,539,524,215	$674,494,163	$732,480,329	$116,035,133	$(67,424,929)	$6,530,148,253
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$8,968,014	$—
MFS Emerging Markets Debt Fund	10,308,987	—
MFS Emerging Markets Debt Local Currency Fund	5,714,561	—
MFS Emerging Markets Equity Fund	3,464,755	—
MFS Global Opportunistic Bond Fund	4,879,778	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Global Real Estate Fund	$6,595,078	$—
MFS Growth Fund	939,204	68,999,666
MFS High Income Fund	12,814,500	—
MFS Inflation-Adjusted Bond Fund	12,444,388	—
MFS Institutional Money Market Portfolio	5,129,599	—
MFS International Growth Fund	3,248,075	8,512,796
MFS International Intrinsic Value Fund	4,452,624	18,476,040
MFS International Large Cap Value Fund	6,188,459	7,281,736
MFS International New Discovery Fund	3,600,634	5,765,538
MFS Mid Cap Growth Fund	—	38,199,667
MFS Mid Cap Value Fund	10,554,832	46,273,814
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	3,712,897	4,294,219
MFS Research Fund	5,257,349	52,013,904
MFS Research International Fund	9,872,847	—
MFS Total Return Bond Fund	5,353,897	—
MFS Value Fund	9,921,031	43,675,591
	$133,421,509	$293,492,971
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